Note 43 - Condensed Statement of Income (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Statement of Income (Deutsche Bank Parent) [Line Items]
Interest income, excluding dividends from subsidiaries		€ 17,402	€ 16,326	€ 15,339
Dividends received from [Abstract]
Dividends received from bank subsidiaries		914	2,511	1,185
Dividends received from nonbank subsidiaries		608	2,064	1,962
Interest expense		9,810	9,700	9,575
Net interest and dividend income		9,114	11,201	8,912
Provision for credit losses		3,118	102	675
Net interest and dividend income after provision for credit losses		5,996	11,099	8,237
Noninterest income [Abstract]
Commissions and fee income		2,957	3,223	3,721
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		132	1,436	2,789
Other income (loss)	[1]	(11,912)	(344)	(744)
Total noninterest income		(8,824)	4,315	5,766
Noninterest expenses [Abstract]
Compensation and benefits		4,760	4,921	5,123
General and administrative expenses		7,735	6,070	6,347
Services provided by (to) affiliates, net		1,328	1,670	1,426
Impairment of goodwill and other intangible assets		75	0	6
Total noninterest expenses		13,898	12,661	12,902
Profit (loss) before income taxes		(16,725)	2,753	1,101
Income tax expense (benefit)		1,357	(122)	(90)
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components		€ (18,083)	€ 2,875	€ 1,191

[1]	Includes net gains (losses) on financial assets mandatory at fair value through other comprehensive income (in 2017 on financial assets available for sale) and impairments/write-ups on investments in subsidiaries.